Brookfield Global High Yield Fund (Prospectus Summary): | Brookfield Global High Yield Fund
Brookfield Global High Yield Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a “Fund,” and together, the “Funds”).  As such, the Prospectus of the Funds is revised as described below:

The table under “Brookfield Global High Yield Fund Summary Section — Fees and Expenses of the Fund” on page 17 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Brookfield Global High Yield Fund (USD $)	Class A Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Brookfield Global High Yield Fund		Class A Shares	Class C Shares	Class Y Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.73%	1.73%	1.73%
Total Annual Fund Operating Expenses		2.73%	3.48%	2.48%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.48%)	(1.48%)	(1.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.25% for Class A Shares, 2.00% for Class C Shares, and 1.00% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under “Brookfield Global High Yield Fund Summary Section — Example” on page 18 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brookfield Global High Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	596	1,016
Class C Shares	303	795
Class Y Shares	102	491

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brookfield Global High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	596	1,016
Class C Shares	203	795
Class Y Shares	102	491

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE